LEASES (Tables)	9 Months Ended
Sep. 30, 2025
LEASES
Schedule on Impact of ASC 842 on Consolidated Balance Sheets

	December 31,	September 30,
	2024	2025
	RMB	RMB
Operating leases:
Right-of-use assets	35,907,761	35,347,613
Lease liabilities-current	18,085,643	16,238,233
Lease liabilities-non-current	17,120,842	17,579,017

Summary of Other Information Related to Leases

	Nine-month period September 30,
	2024	2025
	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	14,546,175	15,757,738
Lease liability arising from obtaining Right-of-use assets	28,487,903	25,971,623

Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases

Maturities of lease liabilities under non-cancellable leases as of December 31, 2024 are as follows:

Operating leases
RMB
2025	4,411,850
2026	15,985,030
2027	10,717,193
2028	5,101,789
2029	377,318
Total undiscounted lease payments	36,593,180
Less: Imputed interest	(2,775,930)
Total lease liabilities	33,817,250